Income tax benefit/(expense)	12 Months Ended
Jun. 30, 2020
Major Components Of Tax Expense Income [Abstract]
Income tax benefit/(expense)

4. Income tax benefit/(expense)

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2020	2019	2018
(a)	Reconciliation of income tax to prima facie tax payable
	Loss from continuing operations before income tax	(87,355)	(98,754)	(65,977)
	Tax benefit at the Australian tax rate of 30% (2019: 30%)	(26,207)	(29,626)	(19,793)
	Tax effect of amounts which are not deductible/(exempt) in calculating taxable income:
	Share-based payments expense	1,367	1,221	1,544
	Research and development tax concessions	(876)	(1,486)	537
	Foreign exchange translation gains/(losses)	129	(15)	(242)
	Contingent consideration	(414)	1,880	(3,162)
	Other sundry items	97	91	1,011
	Current year tax expense/(benefit)	(25,904)	(27,935)	(20,105)
	Adjustments for current tax of prior periods(1)	283	(18,412)	(3,616)
	Differences in overseas tax rates	9,397	24,458	5,259
	Tax benefit not recognized	6,809	12,934	11,065
	Change in tax rate on Deferred tax assets	(3,412)	—	27,471
	Change in tax rate on Deferred tax liability	3,412	—	(50,761)
	Previously unrecognized tax losses now recouped to reduce deferred tax expense/(benefit)	—	—	—
	Income tax expense/(benefit) attributable to loss before income tax	(9,415)	(8,955)	(30,687)
(1)

In the year ended June 30, 2019, the adjustments for current tax of prior periods includes a benefit of $18.2 million relating to a change in estimate in our current tax provision arising from a tax ruling obtained from Inland Revenue Authority of Singapore on November 15, 2018. This ruling allows the Group to claim additional deductions in relation to earn-out payments arising from the acquired MSC assets from Osiris. The Group expects to settle the related tax losses within the tax jurisdiction of Singapore at a future date. The difference in the Australian tax rate of 30% and the tax rate we expect to settle these deferred tax assets at in Singapore, under the tax incentives granted to the Group by the Singapore Economic Development Board, resulted in $14.0 million being recorded in differences in overseas tax rates for the year.

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2020	2019	2018
(b)	Income tax expense/(benefit)
	Current tax
	Current tax	—	—	—
	Total current tax expense/(benefit)	—	—	—

	Deferred tax
	(Increase)/decrease in deferred tax assets	(12,687)	(8,856)	20,183
	(Decrease)/increase in deferred tax liabilities	3,272	(99)	(50,870)
	Total deferred tax expense/(benefit)	(9,415)	(8,955)	(30,687)
	Income tax expense/(benefit)	(9,415)	(8,955)	(30,687)

Deferred tax assets have been brought to account only to the extent that it is foreseeable that they are recoverable against future tax liabilities.

Deferred tax assets are recognized for unused tax losses to the extent that it is probable that future taxable profit will be available against which the unused tax losses can be utilized. Deferred tax assets are offset against taxable temporary differences (deferred tax liabilities) when the deferred tax balances relate to the same tax jurisdiction in accordance with our accounting policy.

In the year ended June 30, 2019, the adjustments for current tax of prior periods includes a benefit of $18.2 million relating to a change in estimate in our current tax provision arising from a tax ruling obtained from Inland Revenue Authority of Singapore on November 15, 2018. This ruling allows the Group to claim additional deductions in relation to earn-out payments arising from the acquired MSC assets from Osiris.  The Group expects to settle the related tax losses within the tax jurisdiction of Singapore at a future date. The difference in the Australian tax rate of 30% and the tax rate we expect to settle these deferred tax assets at in Singapore, under the tax incentives granted to the Group by the Singapore Economic Development Board, resulted in $14.0 million being recorded in differences in overseas tax rates for the year.

Deferred taxes are measured at the rate in which they are expected to settle within the respective jurisdictions, which can change based on factors such as new legislation or timing of utilization and reversal of associated assets and liabilities. In December 22, 2017, the United States signed into law the Tax Act, which changed many aspects of U.S. corporate income taxation, including a reduction in the corporate income tax rate from 35% to 21%. The Group recognized the tax effects of the Tax Act in the year ended June 30, 2018, the most significant of which was a tax benefit resulting from the remeasurement of deferred tax balances to 21%.

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2020	2019	2018
(c)	Amounts that would be recognized directly in equity if brought to account

Aggregate current and deferred tax arising in the reporting

   period and not recognized in net loss or other

   comprehensive income but which would have been

   directly applied to equity had it been brought to account:

	Current tax recorded in equity (if brought to account)	(2,293)	(390)	(1,059)
	Deferred tax recorded in equity (if brought to account)	1,266	879	877
		(1,027)	489	(182)

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2020	2019	2018
(d)	Amounts recognized directly in equity
	Aggregate current and deferred tax arising in the reporting period and not recognized in net loss or other comprehensive income but debited/credited to equity
	Current tax recorded in equity	—	—	—
	Deferred tax recorded in equity	(979)	—	—
		(979)	—	—

		As of June 30,
	(in U.S. dollars, in thousands)	2020	2019	2018
(e)	Deferred tax assets not brought to account
	Unused tax losses
	Potential tax benefit at local tax rates	55,573	51,807	41,501
	Other temporary differences
	Potential tax benefit at local tax rates	6,782	3,130	3,704
	Other tax credits
	Potential tax benefit at local tax rates	3,220	3,220	3,220
		65,575	58,157	48,425

As of June 30, 2020, 2019 and 2018, the Group has deferred tax assets not brought to account of $65.6 million, $58.2 million and $48.4 million, respectively. Deferred tax assets have been brought to account only to the extent that it is foreseeable that they are recoverable against future tax liabilities.